NET INVESTMENT IN DIRECT FINANCING LEASES (Schedule of Future Minimum Lease Payments) (Details) - Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2018	¥ 63,092	$ 9,697
2019	12,287	1,888
2020	7,409	1,139
2021	3,675	565
2022	3,457	531
Above 5 years	¥ 8,384	$ 1,289